Note 29 - Share-based Payments - Details of Class A of BMC1 Equity Plans to Senior Management (Details) - BMC1 Class A Restricted Units [member]		12 Months Ended
	Aug. 12, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Outstanding at beginning of the period		4,787,234	4,787,234	0
Number of other equity instruments granted in share-based payment arrangement	5,136,703	0	0	4,787,234
Shares converted		5,136,703	0	0
Outstanding at end of the period		9,923,937	4,787,234	4,787,234